The Payden & Rygel Investment Group
333 South Grand Avenue
Los Angeles, California 90071
Telephone (213) 625-1900
March 25, 2011
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group Rule 497(e) Filing

File Nos. 811-6625, 33-46973 CIK No. 0000885709
Ladies and Gentlemen:
          Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), The Payden & Rygel Investment Group (the “Group”), hereby files electronically exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Group’s Prospectus, dated February 28, 2011, as supplemented on March 7, 2011, with respect to the Payden/Kravitz Cash Balance Plan Fund – Adviser Class (the “Supplemented Prospectus”), which Supplemented Prospectus was filed under Rule 497(e) on March 7, 2011.
          The purpose of this filing is to submit the Rule 497(e) filing made on March 7, 2011 in XBRL for the Supplemented Prospectus.
If you have any questions concerning the foregoing, please telephone me at the number set forth above.
Very truly yours,
The Payden & Rygel Investment Group
/s/ Edward S. Garlock
Edward S. Garlock Secretary